SHAW TRANSACTION (Details) - CAD ($)	Jun. 17, 2022	Mar. 15, 2022	Dec. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 15, 2021
Committed Credit Facility
Disclosure of contingent liabilities in business combination [line items]
Maximum borrowing capacity			$ 13,000,000,000		$ 19,000,000,000	$ 13,000,000,000
Shaw Term Loan Facility
Disclosure of contingent liabilities in business combination [line items]
Maximum borrowing capacity				$ 6,000,000,000
Shaw
Disclosure of contingent liabilities in business combination [line items]
Price per share (in USD per share)		$ 40.50
Price per share received in cash (in Canadian Dollar per share)		$ 16.20
Borrowings recognised as of acquisition date		$ 6,000,000,000
Shaw | Major business combination
Disclosure of contingent liabilities in business combination [line items]
Fair value of consideration transferred	$ 2,850,000,000	26,000,000,000
Reverse termination fee		$ 1,200,000,000
Shaw | Shaw Term Loan Facility
Disclosure of contingent liabilities in business combination [line items]
Maximum borrowing capacity				$ 6,000,000,000
Shaw | Class B Non-Voting Shares
Disclosure of contingent liabilities in business combination [line items]
Class B non-voting shares		0.417206775